Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Other Long-term Debt [Abstract]
Liability for severance pay	$ 3,027	$ 3,279
Tax contingencies	23,693	20,464
Contingent consideration	28,494	1,492
Other long-term liabilities	4,952	7,267
Other Liabilities	$ 60,166	$ 32,502